Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BRIDGER AEROSPACE GROUP HOLDINGS, INC.
Entity Central Index Key	0001941536
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	90 Aviation Lane
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3599336
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	406
Local Phone Number	813-0079
Entity Primary SIC Number	7389
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	90 Aviation Lane
Entity Address, City or Town	Belgrade
Entity Address, Postal Zip Code	59714
City Area Code	406
Local Phone Number	813-0079
Contact Personnel Name	James Muchmore